Earning Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Weighted average number of common shares outstanding
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Issued common shares at beginning of period	90.279,794	78,711,151	85,545,875	77,961,151
Effect of shares issued	140,139	2,778,823	2,689,564	1,778,303
Weighted average number of common shares outstanding - basic	90,419,933	81,489,974	88,235,439	79,739,454

Weighted average number of shares outstanding - diluted	105,439,009	81,489,974	88,235,439	79,739,454